Leases - Schedule of Annual Rent (Details)	Mar. 31, 2024 GBP (£)
To June 30, 2024
Disclosure of detailed information about leases [line items]
Annual rent	£ 47,097
To June 30, 2025
Disclosure of detailed information about leases [line items]
Annual rent	49,452
To June 30, 2026
Disclosure of detailed information about leases [line items]
Annual rent	51,924
To June 30, 2027
Disclosure of detailed information about leases [line items]
Annual rent	54,521
To June 30, 2028
Disclosure of detailed information about leases [line items]
Annual rent	£ 57,247